Bruce Fund, Inc.
Schedule of Investments
September 30, 2022 (Unaudited)
COMMON STOCKS — 63.5% Shares Fair Value
Communications — 4.1%
Actua Corp.
(a) (b) (c)
130,000 $ 1,300
AT&T, Inc. 1,000,000 15,339,999
Sirius XM Holdings, Inc. 657,843 3,756,284
Warner Bros. Discovery, Inc.
(c)
105,629 1,214,734
20,312,317
Energy — 0.0%
(d)
PetroQuest Energy, Inc.
(a) (b) (c)
2,834,246 14,171
Financials — 5.0%
Allstate Corp. (The) 200,000 24,906,000
Health Care — 22.9%
Abbott Laboratories 154,500 14,949,420
AbbVie, Inc. 200,000 26,842,000
Amryt Pharma PLC - ADR (United Kingdom)
(c)
315,182 2,181,059
Bausch Health Cos., Inc. (Canada)
(c)
800,000 5,512,000
EDAP TMS SA - ADR (France)
(c)
529,794 4,370,801
Fate Therapeutics, Inc.
(c)
57,000 1,277,370
IGM Biosciences, Inc.
(c)
55,000 1,250,700
MannKind Corp.
(c)
195,073 602,776
Merck & Co., Inc. 300,000 25,836,000
Organon & Co. 30,000 702,000
Paratek Pharmaceuticals, Inc.
(c)
1,427,412 3,668,449
Pfizer, Inc. 500,000 21,880,000
Supernus Pharmaceuticals, Inc.
(c)
122,105 4,133,254
Viatris, Inc. 55,835 475,714
113,681,543
Industrials — 8.6%
AMERCO 68,000 34,626,960
General Electric, Co. 10,000 619,100
Insteel Industries, Inc. 274,000 7,269,220
42,515,280
Information Technology — 1.5%
Apple, Inc. 55,000 7,601,000
Materials — 1.0%
Ashland Global Holdings, Inc. 25,000 2,374,250
Newmont Corp. 65,600 2,757,168
5,131,418
Utilities — 20.4%
Avista Corp. 200,000 7,410,000
CMS Energy Corp. 400,000 23,296,000
Duke Energy Corp. 250,000 23,255,000
NextEra Energy, Inc. 310,000 24,307,100
Xcel Energy, Inc. 360,000 23,040,000
101,308,100
Total Common Stocks (Cost $189,299,513) 315,469,829

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
Restricted Securities
The Fund has acquired securities, the sale of which is restricted, through private placement. At
September 30, 2022, the aggregate market value of such securities listed below amounted to $150, or 0.0% of the Fund’s net assets. 100% of the restricted securities are valued according to fair value procedures approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
U.S. GOVERNMENT BONDS — 5.7%
Principal
Amount Fair Value
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 $ 12,403,303
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 4,891,372
U.S. Treasury "Strips", 0.00% , 5/15/2049 30,000,000 11,139,421
Total U.S. Government Bonds (Cost $33,523,360) 28,434,096
CONVERTIBLE CORPORATE BONDS — 4.1%
Health Care — 4.1%
Accelerate Diagnostics, Inc., 2.50%, 3/15/2023 3,000,000 2,735,625
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 3,699,626
Novavax, Inc., 3.75%, 2/1/2023 600,000 589,491
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 15,000,000 13,419,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(a) (b)(e) (f)
1,500,000 150
Total Convertible Corporate Bonds (Cost $23,036,705) 20,443,892
MONEY MARKET FUNDS - 26.5% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 2.80%
(g)
131,560,251 131,560,251
Total Money Market Funds (Cost $131,560,251) 131,560,251
Total Investments — 99.8% (Cost $377,419,829) 495,908,068
Other Assets in Excess of Liabilities — 0.2% 815,050
NET ASSETS — 100.0% $ 496,723,118
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Illiquid security. The total fair value of these securities as of September 30, 2022 was $15,621, representing 0.0% of net assets.
(c) Non-income producing security.
(d) Rounds to less than 0.05%.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2022 was $150, representing 0.0% of net assets.
(f) In default.
(g) Rate disclosed is the seven day effective yield as of September 30, 2022.
ADR - American Depositary Receipt

Bruce Fund, Inc.
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
The table below shows the restricted securities held by the Fund as of September 30, 2022:
Issuer Description
Acquisition
Date
Principal
Amount Cost  Value
Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%,
11/1/19
3/4/2015  $1,500,000  $702,290  $150
Restricted Securities
The Fund has acquired securities, the sale of which is restricted, through private placement. At
September 30, 2022, the aggregate market value of such securities listed below amounted to $150, or 0.0% of the Fund’s net assets. 100% of the restricted securities are valued according to fair value procedures approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
U.S. GOVERNMENT BONDS — 5.7%
Principal
Amount Fair Value
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 $ 12,403,303
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 4,891,372
U.S. Treasury "Strips", 0.00% , 5/15/2049 30,000,000 11,139,421
Total U.S. Government Bonds (Cost $33,523,360) 28,434,096
CONVERTIBLE CORPORATE BONDS — 4.1%
Health Care — 4.1%
Accelerate Diagnostics, Inc., 2.50%, 3/15/2023 3,000,000 2,735,625
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 3,699,626
Novavax, Inc., 3.75%, 2/1/2023 600,000 589,491
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 15,000,000 13,419,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(a) (b)(e) (f)
1,500,000 150
Total Convertible Corporate Bonds (Cost $23,036,705) 20,443,892
MONEY MARKET FUNDS - 26.5% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 2.80%
(g)
131,560,251 131,560,251
Total Money Market Funds (Cost $131,560,251) 131,560,251
Total Investments — 99.8% (Cost $377,419,829) 495,908,068
Other Assets in Excess of Liabilities — 0.2% 815,050
NET ASSETS — 100.0% $ 496,723,118
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Illiquid security. The total fair value of these securities as of September 30, 2022 was $15,621, representing 0.0% of net assets.
(c) Non-income producing security.
(d) Rounds to less than 0.05%.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2022 was $150, representing 0.0% of net assets.
(f) In default.
(g) Rate disclosed is the seven day effective yield as of September 30, 2022.
ADR - American Depositary Receipt